Business Combination - Textual - Somos - Anglo (Predecessor) (Details) - Somos - Anglo (Predecessor) - Livraria Livro Facil Ltda R$ in Millions	Dec. 31, 2017 BRL (R$)
Business Combinations
Percentage of voting equity interests acquired	100.00%
Business Combination, Purchase Price, Amount	R$ 23.8
Business Combination, Remaining consideration to be transferred, acquisition-date fair value	10.2
Parent Entity
Business Combinations
Cash transferred	8.8
Somos Sistemas de Ensino S.A.
Business Combinations
Business Combination, shares transferred	R$ 4.8